                       SUPPLEMENT DATED MARCH 5, 1998 TO
                          PROSPECTUS DATED MAY 1, 1997

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I

                           VISIONARY VARIABLE ANNUITY

                 This supplement is intended to be used with the prospectus dated May 1, 1997. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Variable Annuity.

                           *       *        *       *

                 Recently, IL Annuity learned that the Board of Trustees of the Van Eck Worldwide Insurance Trust has voted to propose the closing of the Van Eck Worldwide Balanced Portfolio (the "Balanced Portfolio"). The Van Eck Board concluded that the Balanced Portfolio's small size, together with decision of its investment adviser to discontinue the voluntary absorption of all expenses of the Balanced Portfolio, will have an adverse effect on performance. This could have the effect of further reducing assets and increasing the Balanced Portfolio's expense ratio.

                 AS A RESULT, EFFECTIVE APRIL 1, 1998, IL ANNUITY IS CLOSING THE VAN ECK WORLDWIDE BALANCED VARIABLE ACCOUNT TO TRANSFERS AND NEW PREMIUM PAYMENTS. After that date, Contract owners will not be permitted to allocate new Premium Payments, or transfer Contract Value, to the Van Eck Worldwide Balanced Variable Account.

                 In addition, the Van Eck Worldwide Balanced Portfolio will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging, automatic account balancing, or systematic withdrawals, and we will reassign the percentages previously assigned to the Balanced Portfolio on a pro-rata basis among the remaining Portfolios listed in your instructions. If you want us to treat your account differently, please call the Service Center.

                 In addition, as of the date of this supplement, the Van Eck Worldwide Hard Assets Variable Account will be an Eligible Variable Account for purposes of calculating the Living Benefit. New allocations to the Van Eck Worldwide Hard Assets Variable Account will be treated as Eligible Premium Payments for purposes of calculating the Living Benefit on the Living Benefit Date, once the new allocations have been held in that Variable Account for 10 years.





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                       SUPPLEMENT DATED MARCH 5, 1998 TO
                        PROSPECTUS DATED AUGUST 8, 1997

                IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I

                       VISIONARY CHOICE VARIABLE ANNUITY

                 This supplement is intended to be used with the prospectus dated August 8, 1997. This supplement, together with the prospectus and any supplements previously furnished to you, constitute a current prospectus for the Visionary Choice Variable Annuity.

                           *       *        *       *

                 Recently, IL Annuity learned that the Board of Trustees of the Van Eck Worldwide Insurance Trust has voted to propose the closing of the Van Eck Worldwide Balanced Portfolio (the "Balanced Portfolio"). The Van Eck Board concluded that the Balanced Portfolio's small size, together with decision of its investment adviser to discontinue the voluntary absorption of all expenses of the Balanced Portfolio, will have an adverse effect on performance. This could have the effect of further reducing assets and increasing the Balanced Portfolio's expense ratio.

                 AS A RESULT, EFFECTIVE APRIL 1, 1998, IL ANNUITY IS CLOSING THE VAN ECK WORLDWIDE BALANCED VARIABLE ACCOUNT TO TRANSFERS AND NEW PREMIUM PAYMENTS. After that date, Contract owners will not be permitted to allocate new Premium Payments, or transfer Contract Value, to the Van Eck Worldwide Balanced Variable Account.

                 In addition, the Van Eck Worldwide Balanced Portfolio will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging, automatic account balancing, or systematic withdrawals and we will reassign the percentages previously assigned to the Balanced Portfolio on a pro-rata basis among the remaining Portfolios listed in your instructions. If you want us to treat your account differently, please call the Service Center.

                 In addition, as of the date of this supplement, the Van Eck Worldwide Hard Assets Variable Account will be an Eligible Variable Account for purposes of calculating the Living Benefit. New allocations to the Van Eck Worldwide Hard Assets Variable Account will be treated as Eligible Premium Payments for purposes of calculating the Living Benefit on the Living Benefit Date, once the new allocations have been held in that Variable Account for 10 years.